Derivative financial instruments (Details) - Additional information R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Derivative financial instruments
Gain (loss) on cash flow hedge operation for supplier payment	R$ 2,130
Gain (loss) on cash flow hedge operation for supplier payment, net of tax	R$ 1,171